General and administrative expense	6 Months Ended
Feb. 28, 2022
General and administrative expense

18.	General and administrative expense

	Three months ended February 28, 2022	Three months ended February 28, 2021	Six months ended February 28, 2022	Six months ended February 28, 2021
Directors’ fees	$(114)	$(53)	$(187)	$(116)
Office and general	(203)	(210)	(514)	(384)
Shareholder information	(184)	(128)	(297)	(199)
Professional fees	(163)	(231)	(315)	(566)
Salaries, benefits and consulting	(648)	(1,194)	(1,321)	(1,703)
Severance	(241)	-	(241)	-
Share based payments (Note 17)	(533)	-	(1,513)	-
Travel and accommodation	(61)	(67)	(104)	(88)
Field, camp and exploration costs	(5)	-	(5)	-
General and administrative expense	$(2,152)	$(1,883)	$(4,497)	$(3,056)